S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 30, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Chun Hin Leslie Chow	Phase Scientific International Limited	Biotechnology and medical diagnostics	Chief Financial Officer and shareholder
Tat Tak Teddy Kwong	Plouton Financial Group	Asset management and investment advisory services	Responsible Officer for licensed activities of Types 1 and 4.
Sze Ho Freddy Yeung	Celestica Inc.	Global electronics manufacturing services	Supply Chain Management Manager
	The CEO Foundation	Hong Kong non-governmental organization delivering animal-assisted intervention programs.	Program & Marketing Director.
Amy DeBuysere	Fibocom Wireless Inc.	Sale of wireless communication modules and Internet of Things AI solutions	Vice President of Business Development & Sales.
Tracy Chui-Kam Ng	Lianhe Sowell International Group Ltd	Trading of electronic products and software development	Chief Financial Officer